Subsidiaries and Non-controlling Interests - Summary of Detailed Information About Non Controlling Interests (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Non-Controlling Interests [Line Items]
Carrying amount of non-controlling interests acquired	$ 29	$ (48)
Consideration paid to non-controlling interests	(130)	$ (60)	$ (27)
Subsidiaries offering mobility, delivery financial services
Disclosure Of Non-Controlling Interests [Line Items]
Carrying amount of non-controlling interests acquired	32
Derecognition of preference shares held by non-controlling interests	5
Consideration paid to non-controlling interests	(130)
Decrease in equity attributable to owners of the Company recognized in accumulated losses	$ (93)